Assets Disposition (Notes)	12 Months Ended
Dec. 26, 2020
Acquisitions [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]	Discontinued Operations and Assets DispositionOn February 21, 2021, the Company and NextPoint entered into the Purchase Agreement to sell the Company's Liberty Tax business for a purchase price of at least $243 million. The purchase price consists of approximately $182 million in cash and at least 51,000 proportional voting shares of NextPoint, which are convertible into NextPoint common shares at a ratio of 100 common shares to one proportional voting share. In connection with the Purchase Agreement, the parties also agreed to enter into a transition services agreement pursuant to which both parties agreed to provide certain transition services to each other for a period not to exceed six months. The Company expects the sale to be completed in the third quarter of 2021.
The following is a summary of the major categories of assets and liabilities for the Liberty Tax business. The balances for all periods are included in assets and liabilities held for sale in the Consolidated Balance Sheets.

(In thousands)	12/26/2020	12/28/2019
Assets	(Unaudited)	(Unaudited)
Current assets:
Cash and cash equivalents	$2,722	$8,714
Current receivables, net	33,525	61,696
Other current assets	6,776	1,819
Total current assets held for sale	43,023	72,229
Property, equipment, and software, net	7,634	7,631
Non-current receivables, net	3,889	5,888
Goodwill	8,719	9,780
Intangible assets, net	24,804	24,056
Operating lease right-of-use assets	8,771	7,282
Other non-current assets	1,299	4,378
Total assets held for sale	$98,139	$131,244
Liabilities
Current liabilities:
Current installments of long-term obligations	$1,335	$60,746
Current operating lease liabilities	4,658	4,382
Accounts payable and accrued expenses	20,200	16,991
Other current liabilities	14,383	6,476
Total current liabilities held for sale	40,576	88,595
Long-term obligations, excluding current installments	1,711	2,036
Non-current operating lease liabilities	4,738	4,119
Other non-current liabilities	2,330	3,252
Total liabilities held for sale	$49,355	$98,002

The following is a Condensed Consolidated Statement of Operations for the Liberty Tax business. The amounts for all periods are included in "Income (loss) from discontinued operations, net of tax" in the Company's Consolidated Statements of Operations.

	Twelve Months Ended	Transition Period 5/1/2019-	Period from 5/1/2018-	Twelve Months Ended
(In thousands)	12/26/2020	12/28/2019	12/29/2018	4/30/2019	4/30/2018
Revenue	$122,777	$14,984	$16,647	$132,546	$174,872
Selling, general, and administrative expenses	99,166	77,562	77,612	133,405	167,273
Income from operations	23,611	(62,578)	(60,965)	(859)	7,599
Other expense:
Other	107	37	(12)	(113)	63
Interest expense, net	(4,977)	(2,351)	(1,802)	(3,023)	(3,181)
Income before income taxes	18,741	(64,892)	(62,779)	(3,995)	4,481
Income tax expense	2,531	(1,868)	(19,726)	(1,839)	4,346
Net Income	16,210	(63,024)	(43,053)	(2,156)	135
Less: Net (income) attributable to non-controlling interest	(11,791)	17,211	—	—	(10)
Net income attributable to discontinued operations	$4,419	$(45,813)	$(43,053)	$(2,156)	$125

The Company applied the "Intraperiod Tax Allocation" rules under ASC 740 "Income Taxes", which requires the allocation of an entity's total income tax provision among continuing operations and, in the Company's case, discontinued operations.
The following is the operating and investing activities for the Liberty Tax business. These amounts are included in the Company's Consolidated Statements of Cash Flows.

	Twelve Months Ended	Transition Period 5/1/2019-	Period from 5/1/2018-	Twelve Months Ended
(In thousands)	12/26/2020	12/28/2019	12/29/2018	4/30/2019	4/30/2018
Cash flows provided by operating activities from discontinued operations	52,185	(21,477)	(51,774)	17,129	27,645
Cash flows provided by investing activities from discontinued operations	6,259	(26,004)	(28,215)	(2,666)	(9,012)

Assets Disposition
On November 11, 2020, the Company completed the sale of 47 Buddy's Company-owned stores to bebe stores, inc. ("bebe") for $35.0 million. The Company wrote off $11.4 million of goodwill and recognized a gain of $2.0 million in connection with the sale. The agreement includes a planned development schedule for bebe to open 20 new Buddy’s locations. The 47 Buddy's stores are now franchise locations within the Buddy's segment.